Stock Options (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Common Stock, par value			$ 0.05				$ 0.05		$ 0.05
Options to purchase						1,193,000
Options previously granted						57,000
Outstanding voting stock						100.00%
Granted Options									60,000
Fair value									$ 262,372
Stock-based compensation	$ 584,700	$ 602,600	$ 430,500	$ 653,700	$ 1,187,300	$ 1,236,700	$ 1,084,200	$ 1,266,400	2,350,600	$ 2,108,000
Nonvested awards expected to be recognized			$ 3,187,300			$ 1,945,300	$ 3,187,300	$ 4,527,400	$ 3,187,300	$ 5,935,000
Weighted-average period over which the nonvested awards expected to be recognized						1 year 6 months 3 days		1 year 1 month 20 days	1 year 9 months 21 days	2 years 3 months 7 days
2022 Plan
Common Stock, par value			$ 0.05				$ 0.05		$ 0.05
Options to purchase						1,750,000
Options previously granted						1,874,947
Exercise price						100.00%
Outstanding voting stock						10.00%
Granted Options						0		60,000	60,000	1,094,171
Fair value						$ 0		$ 268,848	$ 268,848	$ 7,929,600
Expired options						184,947